Other Liabilities - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash payments due to settlement	$ 25,185
Percentage of final payment equal to subsidiary fair value	1.20%
Agreement payment date	June 30, 2023
Settlement liability	$ 28,611
Put liabilities	6,400	$ 61,150
Vert Mirabel
Disclosure Of Detailed Information About Borrowings [Line Items]
Put liabilities	$ 6,400	4,850
BC Tweed
Disclosure Of Detailed Information About Borrowings [Line Items]
Put liabilities		$ 56,300